Statements of Changes in Temporary Equity and Shareholders’ Equity - USD ($) $ in Thousands	Convertible Preferred A Shares	Ordinary Shares		Additional paid in capital	Accumulated Deficit	Total
Balance at Dec. 31, 2018		$ 17		$ 18,290	$ (13,380)	$ 4,927
Balance (in Shares) at Dec. 31, 2018		6,137,340
Issuance of shares as a result of exercise of options (in Shares)
Issuance of ordinary shares and warrants		$ 5		9,936		$ 9,941
Issuance of ordinary shares and warrants (in Shares)		1,803,296
Issuance of ordinary shares from exercise of warrants		$ 3		3,469		3,472
Issuance of ordinary shares from exercise of warrants (in Shares)		1,195,964
Share-based payment				1,357		1,357
Net loss					(10,032)	(10,032)
Balance at Dec. 31, 2019		$ 25		33,052	(23,412)	9,665
Balance (in Shares) at Dec. 31, 2019		9,136,600
Issuance of convertible preferred shares	$ 4,965
Issuance of convertible preferred shares (in Shares)	51,282
Issuance of shares as a result of exercise of options (in Shares)
Share-based payment				1,949		$ 1,949
Net loss					(10,707)	(10,707)
Balance at Dec. 31, 2020	$ 4,965	$ 25		35,001	(34,119)	907
Balance (in Shares) at Dec. 31, 2020	51,282	9,136,600
Issuance of convertible preferred shares	$ 5,000
Issuance of shares as a result of exercise of options			[1]	127		$ 127
Issuance of shares as a result of exercise of options (in Shares)		20,724				20,724
Share-based payment				859		$ 859
Net loss					(10,220)	(10,220)
Balance at Dec. 31, 2021	$ 9,965	$ 25		$ 35,987	$ (44,339)	$ (8,327)
Balance (in Shares) at Dec. 31, 2021	51,282	9,157,324

[1]	Represents an amount less than $1.